Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 73 TO

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

formerly Principal Variable Contracts Fund, Inc.

(Exact name of Registrant as specified in Charter)

The Principal Financial Group

Des Moines, Iowa 50392

(Address of principal executive offices)

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Telephone Number (515) 248-3842

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                                                                                    Copy to:

MICHAEL D. ROUGHTON                                                JOHN W. BLOUCH, Esq.

The Principal Financial Group                                            Dykema Gossett PLLC

Des Moines, Iowa 50392                                                   Franklin Square, Suite 300 West

                                                                                      1300 I Street, N.W.

                                                                                      Washington, DC 20005-3306

(Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box)

_____   immediately upon filing pursuant to paragraph (b) of Rule 485

__X__   on December 21, 2009 pursuant to paragraph (b) of Rule 485

_____   60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____   on (date) pursuant to paragraph (a)(1) of Rule 485

_____   75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the Prospectus (the “Prospectus”) and Statement of Additional Information, each dated May 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form N-1A (File No. 02-35570) filed on April 27, 2009 pursuant to paragraph (a) of Rule 485 (Accession No. 0000898745-09-000217) and the Prospectus and Statement of Additional Information, each dated August 25, 2009, included in Post-Effective Amendment No. 71 to the registration statement on Form N-1A (File 02-35570) filed on August 20, 2009 pursuant to paragraph (b) of Rule 485 (Accession No. 0000898745-09-000377).

This registration statement also incorporates by reference the supplements to the Prospectus dated and filed May 4, 2009 (Accession No. 0000898745-09-000253), May 21, 2009 (Accession No. 0000898745-09-000287), June 19, 2009 (Accession No. 0000898745-09-000319), August 25, 2009 (Accession No. 0000898745-09-000393), September 18, 2009 (Accession No. 0000898745-09-000449), October 16, 2009 (Accession No. 0000898745-09-000512), October 23, 2009 (Accession No. 0001126328-09-000319), November 12, 2009 (Accession No. 0001126328-09-000343), and December 17, 2009 (Accession No. 0001126328-09-000403) and supplements to the Statement of Additional Information dated and filed June 19, 2009 (Accession No. 0000898745-09-000319), August 25, 2009 (Accession No. 0000898745-09-000406), September 21, 2009 (Accession No. 0000898745-09-000456) October 23, 2009 (Accession No. 0001126328-09-000321, November 12, 2009 (Accession No. 0001126328-09-000344) and December 17, 2009 (Accession No. 0001126328-09-000410) pursuant to Rule 497.

SUPPLEMENT DATED DECEMBER 21, 2009
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009, June 19, 2009, August 25, 2009,
September 18, 2009, October 16, 2009, November 12, 2009, and December 17, 2009)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are
now available. Please add the following information to the prospectus.

On the cover page of the prospectus, add the Diversified Balanced and Diversified Growth
Accounts to the list of Asset Allocation Accounts.

ACCOUNT DESCRIPTIONS

Replace the fourth paragraph on page 5 with the following:

Factors that may adversely affect a particular Account as a whole are called “principal risks.” The principal risks of investing in the Accounts are stated as to each Account in the Account’s description. Each Account is also subject to risk of being an underlying fund to the extent a
Principal LifeTime Account, Strategic Asset Management Portfolio, the Diversified Balanced
Account, or the Diversified Growth Account invests in the Account. Additional descriptions of the risks associated with investing in the Accounts are provided in “Certain Investment Strategies and
Risks” and in Appendix A to this prospectus.

Insert the following within the Account Descriptions section:

DIVERSIFIED BALANCED ACCOUNT

Advisor:	Principal Management Corporation ("Principal")

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Main Strategies and Risks
The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the
International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and
the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc.
(“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”).
The Account will generally allocate approximately 40% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 60% to the Money
Market Fund for short-term duration and the Bond Market Index Fund for intermediate duration.
The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, which is to achieve a balance between income and growth, while considering the Advisor’s outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

The Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them; therefore, the Account is subject to the following risks (as defined in Appendix A), in alphabetical order:

• Asset Allocation Risk	• Derivatives Risk	• Equity Securities Risk
• Eurodollar & Yankee Obligations Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• Investment Company Securities Risk	• Liquidity Risk
• Management Risk	• Market Risk	• Market Segment (Large Cap) Risk
• Market Segment (Mid Cap) Risk	• Market Segment (Small Cap) Risk	• Mid Cap Stock Risk
• Municipal Securities Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Risk of Being an Underlying Fund	• Securities Lending Risk
• Small Company Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying Funds. Because Principal and its affiliated companies earn different fees from the Underlying Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Historical performance is not available.

Fees and Expenses of the Account

The following annual account operating expenses table shows the operating expenses (expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the table and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher.

Annual Account Operating Expenses (expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1)Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Balanced Account - Class 2	$62	$195

DIVERSIFIED GROWTH ACCOUNT

Advisor:	Principal Management Corporation ("Principal")

Objective:	The Account seeks to provide long-term capital appreciation.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Main Strategies and Risks

The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc. (“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”). The Account will generally allocate approximately 65% of its assets to the equity index funds according to U.S. and non-U.S. market capitalizations and approximately 35% to the Money Market Fund for short-term duration and the Bond Market Index Fund for intermediate duration. The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, which is to achieve long-term growth of capital while considering the Advisor’s outlook for the economy, the financial markets, and the relative market valuations of the underlying funds. The Account will be re-balanced monthly.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Principal, the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. The Account invests in several index funds. Due to cashflows and expenses, an index fund may not produce the same investment performance of the corresponding index.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

The Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them; therefore, the Account is subject to the following risks (as defined in Appendix A):

•	Asset Allocation Risk	•	Derivatives Risk	•	Equity Securities Risk
•	Eurodollar & Yankee Obligations Risk	•	Exchange Rate Risk	•	Fixed-Income Securities Risk
•	Foreign Securities Risk	•	Investment Company Securities Risk	•	Liquidity Risk
•	Management Risk	•	Market Risk	•	Market Segment (Large Cap) Risk
•	Market Segment (Mid Cap) Risk	•	Market Segment (Small Cap) Risk	•	Mid Cap Stock Risk
•	Municipal Securities Risk	•	Portfolio Duration Risk	•	Prepayment Risk
•	Real Estate Securities Risk	•	Risk of Being an Underlying Fund	•	Securities Lending Risk
•	Small Company Risk	•	U.S. Government Securities Risk	•	U.S. Government Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying Funds. Because Principal and its affiliated companies earn different fees from the Underlying Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Historical performance is not available.

Fees and Expenses of the Account

The following annual account operating expenses table shows the operating expenses (expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the tables and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher.

Annual Account Operating Expenses (expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1)Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense incurred with an investment the Account makes and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Growth Account - Class 2	$62	$195

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Replace the first paragraph on page 120 with the following:

The information in this section does not apply directly to the Principal LifeTime Accounts, the Strategic Asset Management (“SAM”) Portfolios, the Diversified Balanced Account, or the Diversified Growth Account, except to the extent the Principal LifeTime Accounts, SAM Portfolios, the Diversified Balanced Account, or the Diversified Growth Account invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (“SAI”) contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the investment portfolios of Principal Funds, Inc. in which the SAM Portfolios may invest from time to time at the discretion of Edge, the Sub-Advisor for the SAM Portfolios, the underlying funds of the Principal LifeTime Accounts, or the underlying funds of the Diversified Balanced Account or the Diversified Growth Account.

Fund of Funds

Replace the three paragraphs in this section on page 126 with the following:

The performance and risks of the Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime Account and Strategic Asset Management (“SAM”) Portfolio directly correspond to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios have partial exposure to the risks of many different areas of the market. The more the Diversified Balanced Account, Diversified Growth Account, a Principal LifeTime Account or SAM Portfolio allocates to stock funds, the greater the expected risk.

The Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime Account and SAM Portfolio indirectly bear its pro-rata share of the expenses of the Underlying Funds in which they invest, as well as directly incurring expenses. Therefore, investment in the Diversified Balanced Account, Diversified Growth Account, a Principal LifeTime Account or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Risk of Being an Underlying Fund.

PRICING OF ACCOUNT SHARES

Replace the third paragraph on page 127 (the paragraph below the bulleted list) with the following:

With respect to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, and SAM Portfolios, which invest in other registered investment company Accounts and Funds, each Account’s or Portfolio’s NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the Account or Portfolio invests.

MANAGEMENT OF THE FUNDS

The Manager

On page 128, add the following as a new paragraph after the fourth paragraph:

Principal provides investment advisory services to the Diversified Balanced and Diversified Growth Accounts. The portfolio managers are James W. Fennessey and Randy L. Welch; their biographical information appears on pages 128 and 129. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

On page 128, add the following to the biographical information for James W. Fennessey, CFA: Mr. Fennessey has had responsibility for the Diversified Balanced and Diversified Growth Accounts since 2009.

On page 129, add the following to the biographical information for Randy L. Welch: Mr. Welch has had responsibility for the Diversified Balanced and Diversified Growth Accounts since 2009.

Fees Paid to Principal

Add the following to the table in the “Fees Paid to the Manager” section on page 142:

The management fee for the Diversified Balanced and Diversified Growth Accounts (as a percentage of the average daily net assets) is 0.05% on all assets.

Add the following to the end of the paragraph immediately below the “Fees Paid to the Manager” table on page 142:

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal regarding the Diversified Balanced Account and Diversified Growth Account will be available in the annual report to shareholders for the fiscal year ended December 31, 2009.

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)

Replace the third paragraph (the paragraph below the bulleted list) on page 145 with the following:

If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Accounts in which the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and Strategic Asset Management Portfolios as they would for any fund shareholder.

SUPPLEMENT DATED DECEMBER 21, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009, August 25, 2009, September 21, 2009,
October 23, 2009, November 12, 2009, and December 17, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are
now available.

Replace the first paragraph on the cover page (page 1) with the following:

The audited financial statements, schedules of investments and auditor’s report included in the
Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2008, and the unaudited financial statements and schedules of investments included in the Fund’s Semiannual
Report to Shareholders, for the Period ended June 30, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

FUND HISTORY
On page 3, add the end of the list:
-- On November 11, 2009, to add the Diversified Balanced and Diversified Growth
Accounts.

On the table on page 4, add the following:
	Share Class
Account Name	1	2
Diversified Balanced Account		X
Diversified Growth Account		X

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fundamental Restrictions

Add the following to the end of paragraph 5:

This paragraph does not apply to the Diversified Balanced Account or the Diversified Growth Account.

Replace paragraph 6 on page 5 with the following:

6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account. This restriction does not apply to the Principal LifeTime Accounts, the Strategic Asset Management Portfolios, the Real Estate Securities Account, the Diversified Balanced Account, or the Diversified Growth Account.

Add the following new paragraph:

10) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, c) participate in an interfund lending program with affiliated investment companies to the extent permitted by the 1940 Act or by any exemptions that may be granted by the Securities and

1

Exchange Commission, and d) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities lent. This limit does not apply to purchases of debt securities or commercial paper. The paragraph applies only to the Diversified Balanced Account and Diversified Growth Account.

Non-Fundamental Restrictions

Replace the first paragraph on page 6 with the following:

Each of the Accounts, except the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the Strategic Asset Management Portfolios, has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s present policy to:

Replace the paragraph that appears third from the bottom of the page on page 6 (it is the paragraph that appears before the second numbered list of paragraphs) with the following:

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios and the Diversified Balanced Account and Diversified Growth Account have also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s and each Strategic Asset Management Portfolio’s present policy to:

Short Sales

On page 18, replace the paragraph under this heading with the following:

Each Account, other than the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Account, or a security equivalent in kind and amount to the security sold short that the Account has the right to obtain, for delivery at a specified date in the future. An Account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an Account loses the opportunity to participate in the gain.

Industry Concentrations

On page 20, replace the first sentence in the first paragraph under this heading with the following:

Industry Concentrations

The Diversified Balanced Account, Diversified Growth Account and each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios concentrate its investments in the mutual fund industry.

MANAGEMENT

Management Information

On pages 22-24, change the number of portfolios in the Fund Complex from 110 to 106.

CONTROL PERSONS & PRINCIPAL HOLDERS OF SECURITIES

Replace the first paragraph of text on page 32 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore the Diversified Balanced Account, Diversified Growth Account, Principal Lifetime Accounts, SAM Portfolios, and Principal Life Insurance Company do not exercise voting discretion.

2

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On page 49, add the following new paragraph after the second paragraph:

Principal provides investment advisory services to the Diversified Balanced Account and the Diversified Growth Account.

COST OF MANAGER’S SERVICES

On page 53, add the following table:

Account	All Assets
Diversified Balanced	0.05%
Diversified Growth	0.05%

PROXY VOTING POLICIES AND PROCEDURES

Replace the first sentence of the second paragraph on page 73 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios invest in shares of other Accounts.

**DISCLOSURE REGARDING PORTFOLIO MANAGERS**

Add the following information to this section:

**Advisor:** Principal

This information is as of June 30, 2009.

**Other Accounts Managed**

| | Total Number of Accounts | Total Assets in the Accounts (in $ millions) | Number of Accounts that base the Advisory Fee on Performance | Total Assets of the Accounts that base the Advisory Fee on Performance (in $ millions) |
|---|---|---|---|---|
| Randy L. Welch | | | | |
| Principal Diversified Growth Account, Principal Diversified Balanced Account | | | | |
| Registered investment companies | 17 | 11,875 | 0 | 0 |
| Other pooled investment vehicles | 0 | 0 | 0 | 0 |
| Other accounts | 0 | 0 | 0 | 0 |
| | | | | |
| James W. Fennessey, CFA | | | | |
| Principal Diversified Growth Account, Principal Diversified Balanced Account | | | | |
| Registered investment companies | 17 | 11,875 | 0 | 0 |
| Other pooled investment vehicles | 0 | 0 | 0 | 0 |
| Other accounts | 0 | 0 | 0 | 0 |

3

Ownership of Securities

1.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio
Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

4

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)     (1)      Amendment and Restatement of the Articles of Incorporation -- Filed as Ex-99.A on 10/24/00 (Accession No. 0000012601-00-500016) and Filed as Ex-99.A on 04/27/06 (Accession No. 0000009713-06-000042)

         (2)      (a)    Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)  (Accession No. 0000012601-06-000026)

(b)          Articles of Amendment effective May 17, 2008  Filed as Ex-99.A4 on 04/27/09 (Accession No. 0000898745-09-000217)

(c)          Articles of Amendment dated 06/30/09 – Filed as Ex-99.(A)(2)(C) on 10/07/09 (Accession No. 0000898745-09-000486)

         (3)      (a)    Articles Supplementary -- Filed as Ex-99.A.1 on 02/13/02 (Accession No. 0001126872-02-000002)

                  (b)     Articles Supplementary dtd 12/15/03 -- Filed as Ex-99.A on 02/26/04 (Accession No. 0000870786-04-000042)

                  (c)     Articles Supplementary dtd 6/14/04 -- Filed as Ex-99.A on 08/27/04 (Accession No. 0001127048-04-000101)

                  (d)     Certificate of Correction of Articles Supplementary dtd 10/7/04 -- Filed as Ex-99.A on 02/24/05 (Accession No. 000087086-05-000028)

                  (e)     Articles Supplementary dtd 12/13/04 -- Filed as Ex-99.A on 04/29/05 (Accession No. 0000870786-05-000132)

                  (f)      Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit #1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)  (Accession No. 0000012601-06-000026)

                  (g)     Articles Supplementary dtd 06/19/09 – Filed as Ex-99.(A)(3)(G) on 10/07/09 (Accession No. 0000898745-09-000486)

(b)      By-laws -- Filed as Ex-99.B on 12-31-03 (Accession No. 0000870786-03-000210)

(c)      These have been previously filed as noted in response to Items 23(a) and 23(b).

(d)      (1)     (a)     Management Agreement -- Filed as Ex-99.B5.A on 10/24/97 (Accession No. 0000915728-97-000059)

                  (b)     First Amendment to Management Agreement -- Filed as Ex-99.B5.A1 on 02/13/98 (Accession No. 0000012601-98-000001)

                  (c)     Second Amendment to Management Agreement -- Filed as Ex-99.D.3 on 10/24/00 (Accession No. 0000012601-00-500016)

                  (d)     Third Amendment to Management Agreement --  Filed as Ex-99.D.4 on 10/24/00 (Accession No. 0000012601-00-500016)

                  (e)     Fourth Amendment to Management Agreement -- Filed as Ex-99.D on 12/31/03 (Accession No. 000087086-03-000210)

                  (f)      Amended & Restated Management Agreement -- Filed as Ex-99.D on 12/31/03 (Accession No. 000087086-03-000210)

                  (g)     Amended & Restated Management Agreement dtd 3/11/04 -- Filed as Ex-99.D on 06/15/04 (Accession No. 0000870786-04-000104)

                  (h)     Amended & Restated Management Agreement dtd 6/14/04 -- Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

                  (i)      Amended & Restated Management Agreement dtd 12/13/04 -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (j)      Amended & Restated Management Agreement dtd 9/30/05 -- Filed as Ex-99.D on 04/27/06 (Accession No. 0000009713-06-000042)

                  (k)     Amended & Restated Management Agreement dtd 1/4/07 -- Filed as Ex-99.D on 01/09/07 (Accession No. 0000898745-07-000006)

                  (l)      Amended & Restated Management Agreement dtd 10/31/07 -- Filed as Ex-99.(D)(1)(L) on 04/25/08 (Accession No. 0000950137-08-006048)

                  (m)    Amended & Restated Management Agreement dtd 9/9/08 -- Filed as Ex-99.D1M on 04/27/09 (Accession No. 0000898745-09-000217)

                   (n)     Amended & Restated Management Agreement dtd 7/1/09  – Filed as Ex-99.(D)(1)(N) on 10/07/09 (Accession No. 0000898745-09-000486)

                  (o)     Amended & Restated Management Agreement dtd _________ **

         (2)      (a)     Investment Service Agreement -- Filed as Ex-99.B5.B on 10/24/97 (Accession No. 0000915728-97-000059)

                  (b)     Amended & Restated Investment Service Agreement dtd 4/1/04 -- Filed as Ex-99.D on 06/15/04 (Accession No. 0000870786-04-000104)

         (3)      (a)     Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 04/29/02 (Accession No. 0000870786-02-000084)

                  (b)     Amended & Restated Sub-Advisory Agreement — Bernstein dtd 7/1/04 -- Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

         (4)      (a)     Brown Investment Advisory Incorporated Sub-Advisory Agreement dtd 07/01/09 – Filed as Ex-99.D on 08/20/2009 (Accession No. 0000898745-09-000377)

         (5)      (a)     ClearBridge Advisors, LLC Sub-Advisory Agreement dtd 10/1/09  – Filed as Ex-99.(D)(5)(A) on 10/07/09 (Accession No. 0000898745-09-000486)

         (6)      (a)     Columbus Circle Investors Sub-Advisory Agreement dtd 1/5/05 -- Filed as Ex-99.D on 04/29/05 (Accession No. 0000870786-05-000132)

                  (b)     Amended & Restated Sub-Advisory Agreement — CCI dtd 9/12/05 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

                  (c)     Amended & Restated Sub-Advisory Agreement — CCI dtd 12/15/06 -- Filed as Ex-99.D on 04/19/07 (Accession No. 0000898745-07-000045)

         (7)      (a)     Edge Asset Management, Inc. Sub-Advisory Agreement dtd 1/4/07 -- Filed as Ex-99.D on 01/09/07 (Accession No. 0000898745-07-000006)

         (8)      (a)     Emerald Sub-Advisory Agreement dtd 9/1/04 -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (b)     Emerald Sub-Advisory Agreement dtd 7/1/09   – Filed as Ex-99.(D)(8)(B) on 10/07/09 (Accession No. 0000898745-09-000486)

         (9)      (a)     Essex Sub-Advisory Agreement dtd 6/30/06 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

         (10)    (a)     JP Morgan Sub-Advisory Agreement  -- Filed as Ex-99.B5.H on 04/17/98 (Accession No. 0000012601-98-000009)

                  (b)     Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 7/2/03 --  Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (c)     Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 1/5/05 -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

         (11)    (a)     Jacobs Levy Sub-Advisory Agreement dtd 6/15/06 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

         (12)    (a)     Dreyfus Corp. Sub-Advisory Agreement -- Filed as Ex-99.B5.F on 04/17/98 (Accession No. 0000012601-98-000009)

                  (b)     Amended & Restated Sub-Adv. — Dreyfus dtd 11/25/03 Filed as Ex-99.D on 02/26/04 (Accession No. 0000870786-04-000042)

                  (c)     Amended & Restated Sub-Advisory Agreement — The Dreyfus Group dtd 7/1/04 Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (d)     Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 12/22/04 Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (e)     Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 08/08/2005 Filed as Ex-99.D57 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (f)      Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 01/01/08 Filed as Ex-99.(5)(F) on 02/29/08 (Accession No. 0000950137-08-003049)

         (13)    (a)     Morgan Stanley Asset Mgmt. Sub-Advisory Agreement Filed as Ex-99.B5.D on 10/24/97 (Accession No. 0000915728-97-000059)

                  (b)     Amended & Restated Sub-Advisory Agreement — MSAM dtd 6/30/04 Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

                  (c)     Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 11/25/03 -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                   (d)     Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 8/23/04 --  Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

         (14)    (a)    Invista Sub-Advisory Agreement -- Filed as Ex-99.B5.C on 10/24/97 (Accession No. 0000915728-97-000059)

                  (b)     First Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.B5.A1 on 02/13/98 (Accession No. 0000012601-98-000001)

                  (c)     Second Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.D.8 on 10/24/00 (Accession No. 0000012601-00-500016)

                  (d)     Third Amendment to Sub-Advisory Agrmt. --  Filed as Ex-99.D.9 on 10/24/00 (Accession No. 0000012601-00-500016)

                  (e)     6th Amdt. to Sub-Adv. Agreement w/Invista -- -- Filed as Ex-99.D.21 on 04/29/02 (Accession No. 0000870786-02-000084)

                  (f)      Amended & Restated Sub-Adv — PGI dtd 4/1/04 -- Filed as Ex-99.D on 06/15/04 (Accession No. 0000870786-04-000104)

                  (g)     Amended & Restated Sub-Advisory Agreement — PGI dtd 6/30/04 Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

                  (h)     Amended & Restated Sub-Advisory Agreement — PGI dtd 3/11/03  -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (i)      Amended & Restated Sub-Advisory Agreement — PGI dtd 12/13/04 -- Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)

                  (j)      Amended & Restated Sub-Advisory Agreement — PGI dtd 07/01/2005 -- Filed as Ex-99.D58 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (k)     Amended & Restated Sub-Advisory Agreement — PGI dtd 09/12/2005 -- Filed as Ex-99.D59 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (l)      Amended & Restated Sub-Advisory Agreement — PGI dtd 7/1/2009   – Filed as Ex-99.(D)(14)(L) on 10/07/09 (Accession No. 0000898745-09-000486)

         (15)    (a)     PREI Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D60 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (b)     PREI Sub-Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D63 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (c)     Amended & Restated Sub-Advisory Agreement — PREI dtd 09/12/2005 -- Filed as Ex-99.D61 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (d)     Amended & Restated Sub-Advisory Agreement — PREI dtd 1/1/06 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

         (16)    (a)     Spectrum Sub-Sub-Advisory Agreement dtd 07/01/2005 Filed as Ex-99.D64 on 04/27/06 (Accession No. 0000009713-06-000042)

         (17)    (a)     T. Rowe PriceSub-Advisory Agreement dtd 3/8/04 -- Filed as Ex-99.D on 06/15/04 (Accession No. 0000870786-04-000104)

                  (b)     Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/24/04 -- Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

                  (c)     Amended & Restated Sub-Advisory Agreement – T. Rowe Price dtd 8/01/2005 -- Filed as Ex-99.D56 on 04/27/06 (Accession No. 0000009713-06-000042)

                  (d)     Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/1/06 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

                  (e)     Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 9/15/06 -- Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

         (18)    (a)     Westwood Sub-Advisory Agreement dtd 07/15/08 -- Filed as Ex-99.D19A on 04/27/09 (Accession No. 0000898745-09-000217)

(e)     Distribution Agreement  -- Filed as Ex-99.E on 10/24/00 (Accession No. 0000012601-00-500016)

         (1)      Amended & Restated Distribution Agreement dtd 6/14/04 -- Filed as Ex-99.E on 08/27/04 (Accession No. 0001127048-04-000101)

         (2)      Distribution Agreement dtd 1/12/07 -- Filed as Ex-99.(E)(2) on 02/29/08 (Accession No. 0000950137-08-003049)

         (3)      Amended Distribution Plan and  Agreement Class 2 Shares dtd 5/01/2009   – Filed as Ex-99.(E)(3) on 10/07/09 (Accession No. 0000898745-09-000486)

         (4)      Amended Distribution Plan and Agreement Class 2 Shares dtd 7/21/2009  – Filed as Ex-99.(E)(4) on 10/07/09 (Accession No. 0000898745-09-000486)

         (5)      Amended Distribution Plan and Agreement Class 2 Shares dtd 9/21/2009  – Filed as Ex-99.(E)(5) on 10/07/09 (Accession No. 0000898745-09-000486)

(f)      N/A

(g)     Custodian Agreement

         (1)      Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-99.(G)(1) on 04/25/08 (Accession No. 0000950137-08-006048)

(h)     (1)      Agreement and Plan of Reorganization and Liquidation -- Filed as Ex-99.B9 on 10/24/97 (Accession No. 0000915728-97-000059)

         (2)      Transfer Agency Agreement dated 9/9/08 -- Filed as Ex-99.H2 on 04/27/09 (Accession No. 0000898745-09-000217)

         (3)      Capital Support Agreement dated 9/22/08 -- Filed as Ex-99.H3 on 04/27/09 (Accession No. 0000898745-09-000217)

         (4)      Contractual Fee Waiver Agreement dated 4/29/08 -- Filed as Ex-99.H4 on 04/27/09 (Accession No. 0000898745-09-000217)

(i)      Legal Opinion -- Filed as Ex-99.I on 10/24/00 (Accession No. 0000012601-00-500016)

(j)      (1)      Consent of Independent Auditors *

         (2)      Rule 485(b) opinion *

         (3)      Powers of Attorney -- Filed as Ex-99.(J)(3) on 04/25/08 (Accession No. 0000950137-08-006048)

(k)     Omitted Financial Statements N/A

(l)      Initial Capital Agreements

         (1-11)       Initial Capital Agreements 1987 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-500015)

         (12-19)      Initial Capital Agreements 1998 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-500015)

         (20-23)      Initial Capital Agreements 1999 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-500015)

         (24-26)      Initial Capital Agreements 2000 -- Filed as Ex-99.L on 04/27/01 (Accession No. 0000012601-01-500015)

         (27)          Initial Capital Agreements 5/1/2003 -- Filed as Ex-99.L on 02/26/04 (Accession No. 0000870786-04-000042)

         (28)          Initial Capital Agreements 8/30/2004 -- Filed as Ex-99.L on 02/24/05 (Accession No. 000087086-05-000028)

         (29)          Initial Capital Agreement 1/5/07 -- Filed as Ex-99.(L)(29) on 02/29/08 (Accession No. 0000950137-08-003049)

(m)    Rule 12b-1 Plan

         (1)      Class 2 Plan as of 5/1/09 -- Filed as Ex-99.M (1) on 06/26/09 (Accession No. 0000898745-09-000330)

         (2)      Amended Distribution Plan and  Agreement Class 2 Shares dtd 5/01/2009   – Filed as Ex-99.(E)(3) on 10/07/09 (Accession No. 0000898745-09-000486)

         (3)      Amended Distribution Plan and Agreement Class 2 Shares dtd 7/21/2009  – Filed as Ex-99.(E)(4) on 10/07/09 (Accession No. 0000898745-09-000486)

         (4)      Amended Distribution Plan and Agreement Class 2 Shares dtd 9/21/2009  – Filed as Ex-99.(E)(5) on 10/07/09 (Accession No. 0000898745-09-000486)

(n)     Rule 18f-3 Plan –Filed as Ex-99.N on 06/26/09 (Accession No. 0000898745-09-000330)

(o)     Reserved

(p)     Codes of Ethics

         (1)      AllianceBernstein Code of Ethics -- Filed as Ex-99.(P)(1) on 02/29/08 (Accession No. 0000950137-08-003049);  Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)

         (2)      Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 08/20/09 (Accession No. 0000898745-09-000377)

         (3)      ClearBridge Advisors, LLC Code of Ethics – Filed as Ex-99.(P)(3) on 10/07/09 (Accession No. 0000898745-09-000486)

         (4)      Columbus Circle Investors Code of Ethics*

         (5)      Edge Asset Management Code of Ethics -- Filed as Ex-99.(P)(4) on 02/29/08 (Accession No. 0000950137-08-003049)

         (6)      Emerald Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)

         (7)      Essex Code of Ethics -- Filed as Ex-99.(P)(6) on 02/29/08 (Accession No. 0000950137-08-003049)

         (8)      JP Morgan Code of Ethics -- Filed as Ex-99.(P)(7) on 02/29/08 (Accession No. 0000950137-08-003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)

         (9)      Jacobs Levy Code of Ethics -- Filed as Ex-99.(P)(8) on 02/29/08 (Accession No. 0000950137-08-003049)

         (10)    Mellon Code of Ethics – Filed as Ex-99.P on 08/20/09 (Accession No. 0000898745-09-000377)

         (11)    Morgan Stanley Investment Management Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028); Filed as Ex-99.P on 10/24/06 (Accession No. 000012601-06-000029); Filed as Ex-99.P on 04/19/07 (Accession No. 0000898745-07-000045)

         (12)    Principal Global Investors/Principal Real Estate Investors Code of Ethics -- Filed as Ex-99.P on 04/19/07 (Accession No. 0000898745-07-000045)

         (13)    Principal Fund Entities Code of Ethics (Principal Funds, Inc., Principal Variable Contracts Funds, Inc. , Principal Management Corporation, Principal Financial Advisors, Princor Financial Services Corporation, Principal Funds Distributor, Inc.) – Filed as Ex-99.P on 08/20/09 (Accession No. 0000898745-09-000377)

         (14)    Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P on 12/31/03 (Accession No. 000087086-03-000210)

         (15)    Spectrum Code of Ethics*

         (16)    T. Rowe Price Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-000028)

         (16)    Westwood Code of Ethics -- Filed as Ex-99.P18 on 04/27/09 (Accession No. 0000898745-09-000217)

         *        Filed herein.

         **       To be filed by amendment.

Item 24.            Persons Controlled by or Under Common Control with Registrant

            The Registrant does not control and is not under common control with any person.

Item 25.            Indemnification

            Under Section 2-418 of the Maryland  General  Corporation Law, with respect to any  proceedings  against a present  or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

            (i)      The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

                     1.      Was committed in bad faith; or

                     2.      Was the result of active and deliberate dishonesty; or

            (ii)      The corporate representative actually received an improper personal benefit in money, property, or services; or

            (iii)     In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

            If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

            The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.            Business or Other Connection of Investment Adviser

            Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc. ("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

            A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

            NAME &                                         COMPANY &

        OFFICE WITH                                      PRINCIPAL

        INVESTMENT                                      BUSINESS                                                 NATURE OF

           ADVISER                                          ADDRESS                                              RELATIONSHIP

 Michael C. Anagnost                           Principal Life                                      Director - IT

 Vice President-                                   Insurance Company(1)

 Chief Technology Officer

 John E. Aschenbrenner                       Principal Life                                      President, Insurance &

 Director                                              Insurance Company (1)                       Financial Services

 Patricia A. Barry                                 Principal Life                                      Counsel

 Assistant Corporate Secretary             Insurance Company (1)

*Craig L. Bassett                                 Principal Life                                      See Part B

 Treasurer                                            Insurance Company (1)

*Michael J. Beer                                  Principal Life                                      See Part B

 Executive Vice President/                    Insurance Company (1)

 Chief Operating Officer, Director

 Randy D. Bolin                                   Principal Life                                      Assistant General Counsel

 Assistant General Tax Director             Insurance Company (1)

 Tracy W. Bollin                                   Principal Funds Distributor, Inc. (2)      Financial Controller

 Financial Controller                             and Princor Financial

                                                          Services Corporation (1)

*David J. Brown                                    Principal Life                                      See Part B

 Senior Vice President                          Insurance Company (1)

*Jill R. Brown                                       Principal Funds                                  See Part B

 Senior Vice President/                         Distributor, Inc.(2)

 Chief Financial Officer

 David P. Desing                                  Principal Life                                      Assistant Treasurer

 Assistant Treasurer                             Insurance Company (1)

*Ralph C. Eucher                                 Principal Life                                      See Part B

 Director                                              Insurance Company (1)

*Nora M. Everett                                  Principal Life                                      See Part B

 President and Director                         Insurance Company (1)

 James W. Fennessey                         Principal                                            Head of Investment Manager Research

 Vice President                                    Financial Advisors, Inc.(1)

 Michael P. Finnegan                           Principal Life                                      Chief Vice President -

 Senior Vice President -                        Insurance Company (1)                       Investment Officer

 Investment Services

 Louis E. Flori                                      Principal Life                                      Vice President – Capital Markets

 Vice President – Capital Markets         Insurance Company (1)

*Stephen G. Gallaher                           Principal Life                                      See Part B

 Assistant General Counsel                  Insurance Company (1)

*Ernest H. Gillum                                 Principal Life                                      See Part B

 Vice President and Chief                     Insurance Company (1)

 Compliance Officer

 Eric W. Hays                                      Principal Life                                      Assistant Vice President – IT

 Senior Vice President –                       Insurance Company (1)

 Chief Information Officer

 Joyce N. Hoffman                                Principal Life                                      Senior Vice President and

 Senior Vice President and                   Insurance Company (1)                       Corporate Secretary

 Corporate Secretary

*Patrick A. Kirchner                             Principal Life                                      See Part B

 Assistant General Counsel                  Insurance Company (1)

 Deanna L. Mankle                               Principal Life                                      Assistant Treasurer

 Assistant Treasurer                             Insurance Company (1)

Jennifer A. Mills                                   Principal Life                                      Attorney

Counsel                                              Insurance Company (1)

Mariateresa Monaco                             Principal Life                                      Portfolio Manager

Vice President/Portfolio Management    Insurance Company (1)

*Layne A. Rasmussen                          Principal Life                                      See Part B

 Vice President and                              Insurance Company (1)

 Controller - Principal Funds

 David L. Reichart                                 Princor                                              Head of Business Development

 Senior Vice President                          Financial Services

                                                          Corporation(1)

*Michael D. Roughton                           Principal Life                                      See Part B

 Senior Vice President and                   Insurance Company (1)

 Senior Securities Counsel

*Adam U. Shaikh                                 Principal Life                                      See Part B

 Counsel                                             Insurance Company (1)

 Mark A. Stark                                     Principal Life                                      Director

 Vice President -                                  Insurance Company (1)                       Investment Services

 Investment Services

 Randy L. Welch                                  Principal Life                                      Director

 Vice President -                                  Insurance Company (1)                       Investment Services

 Investment Services

*Dan L. Westholm                                Principal Life                                      See Part B

 Director - Treasury                              Insurance Company (1)

*Beth C. Wilson                                   Principal Life                                      See Part B

 Vice President                                    Insurance Company (1)

 Larry D. Zimpleman                             Principal Life                                      President and Chief Executive

 Chairman of the Board                         Insurance Company (1)                       Officer

 (1)                   711 High Street

                        Des Moines, IA 50309

 (2)                   1100 Investment Boulevard, Ste 200

                        El Dorado Hills, CA  95762

Item 27.            Principal Underwriters

 (a) Principal Funds Distributor, Inc. ("PFD") act as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

                      (1)                                                        (2)                                              (3)

                                                                    Positions and offices

         Name and principal                                  with principal                       Positions and Offices

           business address                                 underwriter (PFD)                         with the Fund

Lindsay L. Amadeo                             Director - Marketing                             None

The Principal                                      Communications

Financial Group(1)

Michael C. Anagnost                           Vice President -                                  None

The Principal                                      Chief Technology Officer

Financial Group(1)

Phillip J. Barbaria                                Chief Compliance Officer                      None

Principal Funds

Distributor, Inc. (1)

Patricia A. Barry                                 Assistant Corporate                            None

The Principal                                      Secretary

Financial Group(1)

Craig L. Bassett                                  Treasurer                                            Treasurer

The Principal

Financial Group(1)

Michael J. Beer                                   Executive Vice President                     Executive Vice President

The Principal

Financial Group(1)

Lisa Bertholf                                       Director - Marketing                             None

The Principal

Financial Group(1)

Tracy W. Bollin                                   Assistant Controller                             None

The Principal

Financial Group(1)

David J. Brown                                    Senior Vice President                          Chief Compliance Officer

The Principal

Financial Group(1)

Jill R. Brown                                       Director                                              Senior Vice President

The Principal                                      Senior Vice President and

Financial Group(1)                               Chief Financial Officer

Bret J. Bussanmas                             Vice President -                                  None

The Principal                                      Distribution

Financial Group(1)

P. Scott Cawley                                  Product Marketing Officer                    None

The Principal

Financial Group(1)

Ralph C. Eucher                                 Chairman of the Board                         Chairman of the Board and

The Principal                                                                                               Chief Executive Officer

Financial Group(1)

Nora M. Everett                                   Director                                              President and Director

The Principal

Financial Group (1)

Cary Fuchs                                        President                                           Senior Vice President of Distribution

Principal Funds

Distributor, Inc.(2)

Stephen G. Gallaher                            Assistant General Counsel                  Assistant Counsel

The Principal

Financial Group(1)

Eric W. Hays                                      Senior Vice President and                   None

The Principal                                      Chief Information Officer

Financial Group(1)

Tim Hill                                              Vice President - Distribution                 None

Principal Funds

Distributor, Inc.(1)

Joyce N. Hoffman                                Senior Vice President and                   None

The Principal                                      Corporate Secretary

Financial Group(1)

Daniel J. Houston                                Director                                              None

The Principal

Financial Group(1)

Jennifer A. Mills                                  Counsel                                             None

The Principal

Financial Group (1)

Timothy J. Minard                               Director                                              None

The Principal

Financial Group(1)

Kevin J. Morris                                    Director - Marketing                             None

Principal Funds

Distributor, Inc.(1)

David L. Reichart                                 Senior Vice                                        None

The Principal                                      President/Distribution

Financial Group(1)

Michael D. Roughton                           Senior Vice President/Counsel             Counsel

The Principal

Financial Group(1)

Paul Schieber                                     Regional Vice President                      None

The Principal

Financial Group (1)

Adam U. Shaikh                                 Counsel                                             Assistant Counsel

The Principal

Financial Group(1)

Mark A. Stark                                     Vice President – Investor                     None

The Principal                                      Services

Financial Group(1)

(1)                    1100 Investment Boulevard, Ste 200

                        El Dorado Hills, CA  95762-5710

(c)  N/A.

Item 28.            Location of Accounts and Records

            All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.            Management Services

                        N/A.

Item 30.            Undertakings

                        N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 18th day of December, 2009.

Principal Variable Contracts Funds, Inc.

                            (Registrant)

/s/ R. C. Eucher

______________________________________
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                    Signature                                                      Title                                                            Date

/s/ R. C. Eucher

__________________________           Chairman of the Board                                       December 18, 2009

R. C. Eucher                                                 and Chief Executive Officer

                                                                        (Principal Executive Officer)

/s/ L. A. Rasmussen

__________________________           Vice President, Controller                                  December 18, 2009

L. A. Rasmussen                                        and Chief Financial Officer

                                                                        (Principal Financial Officer and Controller)

/s/ N. M. Everett

__________________________           President and Director                                       December 18, 2009

N. M. Everett

/s/ M. J. Beer

__________________________           Executive Vice President                                    December 18, 2009

M. J. Beer

(E. Ballantine)*

__________________________           Director                                                                  December 18, 2009

E. Ballantine

(K. Blake)*

__________________________           Director                                                                  December 18, 2009

K. Blake

(C. Damos)*

__________________________           Director                                                                  December 18, 2009

C. Damos

(R. W. Gilbert)*

__________________________           Director                                                                  December 18, 2009

R. W. Gilbert

(M. A. Grimmett)*

__________________________           Director                                                                  December 18, 2009

M. A. Grimmett

(F. S. Hirsch)*

__________________________           Director                                                                  December 18, 2009

F. S. Hirsch

(W. C. Kimball)*

__________________________           Director                                                                  December 18, 2009

W. C. Kimball

(B. A. Lukavsky)*

__________________________           Director                                                                  December 18, 2009

B. A. Lukavsky

(W. G. Papesh)*

__________________________           Director                                                                  December 18, 2009

W. G. Papesh

(D. Pavelich)*

__________________________           Director                                                                  December 18, 2009

D. Pavelich

                                                                                                                /s/ M. J. Beer

*By __________________________________

                M. J. Beer

                Executive Vice President

                * Pursuant to Powers of Attorney

                  Previously filed on April 25, 2008